Note 23 - Return on Equity and Assets - Summary of Return on Equity and Assets (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended								12 Months Ended
		Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Average total assets										$ 1,069,656	$ 757,052	$ 710,271
Average shareholders' equity										110,966	68,741	64,655
Net income		$ 2,386	$ 2,462	$ 2,507	$ 2,100	$ 1,660	$ 1,343	$ 1,926	$ 1,487	9,455	6,416	6,865
Net income available to common shareholders										$ 9,455	$ 6,416	$ 6,865
Cash dividends declared per share (in dollars per share)										$ 1.08	$ 1.08	$ 1.07
Return on average total assets										0.88%	0.85%	0.97%
Return on average shareholders' equity										8.52%	9.33%	10.62%
Dividend payout ratio (1)	[1]									35.52%	36.18%	31.36%
Average shareholders' equity to average assets										10.37%	9.08%	9.10%

[1]	Cash dividends declared on common shares divided by net income available to common shareholders.